Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	China Internet Nationwide Financial Services, Inc.
Entity Central Index Key	0001687542
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	22,114,188
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017